Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2021
Receivables from contracts with customers [abstract]
Schedule of disaggregation of revenue	The following table presents our earned revenue disaggregation by industry vertical for the following periods:

Years Ended December 31 (millions)	2021	2020	2019
Tech and Games	$999	$617	$321
Communications and Media	537	481	390
eCommerce and FinTech	259	171	108
Travel and Hospitality	62	54	40
Healthcare	47	36	43
Other	290	223	118
	$2,194	$1,582	$1,020
The following table presents our earned revenue disaggregated by geographic region, based on location of our delivery center or where service was provided, for the following periods:

Years Ended December 31 (millions)	2021	2020	2019
Europe	$921	$636	$221
North America	502	346	261
Asia-Pacific	455	337	329
Central America	316	263	209
	$2,194	$1,582	$1,020